Deposits (Tables)	9 Months Ended
Sep. 30, 2020
Categories of financial liabilities [abstract]
Summary of deposit from customers

	September 30, 2020	December 31, 2019
Demands deposit s	40,310	70,190
Time deposits	1,586,399	4

Total	1,626,709	70,194

Current	997,285	70,194
Non-Current	629,424	—

Summary of deposit from customers of maturity

Maturity—As of September 30, 2020
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total
Demand deposits	40,310	—	—	—	—	—	40,310
Time deposit s	—	—	141,895	34,544	780,536	629,424	1,586,399

Total	40,310	—	141,895	34,544	780,536	629,424	1,626,709

Maturity—As of December 31, 2019
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 180 to 366 days	After 360 days	Total
Demand deposits	70,190	—	—	—	—	—	70,190
Time deposits	4	—	—	—	—	—	4

Tota l	70,194	—	—	—	—	—	70,194